Supplemental Information Related Operating Leases (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Operating leases	$ 156	$ 147	$ 148
Finance leases	19	17	11
Operating leases	74	66	57
Finance leases	23	24	6
Operating leases	$ 39	$ 39	$ 72
Weighted-average discount rate	4.30%	4.00%
Weighted-average remaining lease term (years)	4 years 10 months 24 days	5 years 4 months 24 days
Weighted-average discount rate	6.30%	6.10%